Note 8 Financial instruments level 3 Changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of assets [Domain]
Financial instruments level 3 Changes in the year [Line Items]
Financial instruments level 3 total		€ 4,843	€ 4,264	€ 3,931
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, assets	[1]	395	490	(7)
Changes in fair value not recognized in profit and loss		50	29	21
Acquisitions disposals and liquidations		469	397	27
Net transfers to level 3		13	(330)	289
Exchange differences and others		(7)	(6)	3
Financial instruments level 3 total		5,763	4,843	4,264
Classes of liabilities [domain]
Financial instruments level 3 Changes in the year [Line Items]
Financial instruments level 3 total		3,321	3,467	2,743
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities	[1]	368	144	113
Changes in fair value not recognized in profit and loss		0	0	(1)
Acquisitions disposals and liquidations		884	(59)	374
Net transfers to level 3		(985)	(165)	204
Exchange differences and others		6	(67)	34
Financial instruments level 3 total		€ 3,594	€ 3,321	€ 3,467

[1]
(1) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2025, 2024 and 2023. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.